Note 4 - Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Other Receivables [Table Text Block]
	December 31,
	2019	2018
Research and development tax credit receivable from the French State	766	685
Value-added taxes receivable	422	390
Other receivables from Government and public authorities	26	233
Others	46	126
Total	1,259	1,434